Changes In Accounting Policies (Details Textual) - USD ($)	1 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Jun. 30, 2019
Changes In Accounting Policies (Textual)
weighted average lessee’s rate	5.37%
Lease term	12 months
Decrease retained earnings	$ 1,479	$ (56,265,331)	$ (56,860,523)